Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2014
El Paso Office Building [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 200,000
Operating Leases, Rent Expense	60,000	$ 60,000
Capital Lease Obligations	0
Minnesota Pipe Line Company [Member] | Northern Tier Energy LP [Member]
Related Party Transaction [Line Items]
Shipping, Handling and Transportation Costs			$ 0
Gas Gathering, Transportation, Marketing and Processing Costs	$ 14,000,000	$ 12,700,000